Subsequent events (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 27, 2024	Jan. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	R$ 1,247,652,000	R$ 1,318,138,000
Revenue from contracts with customers	2,589,960,000	1,684,896,000	R$ 822,203,000
UNITED KINGDOM
Disclosure of non-adjusting events after reporting period [line items]
Revenue from contracts with customers	R$ 150,228,000	R$ 175,091,000	R$ 132,617,000
Emergncia Participaes S.A.
Disclosure of non-adjusting events after reporting period [line items]
Notes and debentures issued				R$ 2,788,540,000
Issuance of Green Notes [Member] | Ambipar Lux S.à.r.l [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount					R$ 200,000,000,000
Borrowings, interest rate					9.875%